FAIR VALUE MEASUREMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Feb. 28, 2014	Dec. 31, 2013	Dec. 31, 2014
Interest rate swap contract
Fair value measurements
Notional amount		$ 2,160
Fixed rate of interest paid to counterparty (as a percent)		2.72%
Cost incurred in termination of agreement	9
Nonrecurring
Fair value measurements
Assets held for sale		300
Nonrecurring | Gain (Loss)
Fair value measurements
Investment in non-consolidated entity			(4,869)
Assets held for sale		(932)
Level 3 | Nonrecurring
Fair value measurements
Assets held for sale		$ 300